Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Prepaid Expenses and Other Current Assets.
Prepaid expenses	$ 10.6	$ 30.0
Debt issue costs	0.4	0.6
Prepaid expenses and other current assets	$ 11.0	$ 30.6